Income Tax Provision	12 Months Ended
Mar. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]	Note 6 – Income Tax Provision BVI Income Tax Under the current BVI tax law, the Company's income, if any, is not subject to taxation.